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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick         Minneapolis, Minnesota           5/2/11
-----------------------------    -----------------------------    ---------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    810534
                                           (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                       -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                 -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
3M CO                               COM       88579Y101    42416  453649 SH          Sole      None    453649
Apple Inc                           COM       037833100      209     600 SH          Sole      None       600
Bank of New York Mellon Corp        COM       064058100    22460  751910 SH          Sole      None    751910
Cemex Sab DE CV                SPON ADR NEW   151290889    23807 2666001 SH          Sole      None   2666001
Cenovus Energy Inc                  COM       15135U109    36759  933442 SH          Sole      None    933442
Du Pont E I De Nemours & Co         COM       263534109    49024  891838 SH          Sole      None    891838
Dynegy Inc Del                      COM       26817G300     5455  958716 SH          Sole      None    958716
Encana Corp                         COM       292505104    34270  992469 SH          Sole      None    992469
Ingersoll-Rand PLC                  SHS       G47791101    37074  767410 SH          Sole      None    767410
ITT Corp New                        COM       450911102    42075  700673 SH          Sole      None    700673
Johnson & Johnson                   COM       478160104    32216  543726 SH          Sole      None    543726
Kraft Foods Inc                    CL A       50075N104    35992 1147695 SH          Sole      None   1147695
Lindsay Corp                        COM       535555106     9207  116510 SH          Sole      None    116510
Materion Corp                       COM       576690101    38868  952639 SH          Sole      None    952639
NCR Corp New                        COM       62886E108    41924 2225275 SH          Sole      None   2225275
Northstar Rlty Fin Corp             COM       66704R100      268   50000 SH          Sole      None     50000
Nucor Corp                          COM       670346105    31545  685458 SH          Sole      None    685458
Pall Corp                           COM       696429307    33444  580532 SH          Sole      None    580532
Potash Corp Sask Inc                COM       73755L107    21561  365870 SH          Sole      None    365870
Pride Intl Inc Del                  COM       74153Q102    18528  431388 SH          Sole      None    431388
Siemens A G                    SPONSORED ADR  826197501    51985  378515 SH          Sole      None    378515
Sony Corp                         ADR NEW     835699307    25520  801775 SH          Sole      None    801775
Suncor Energy Inc New               COM       867224107    18306  408260 SH          Sole      None    408260
Terex Corp New                      COM       880779103    57016 1539319 SH          Sole      None   1539319
Texas Instrs Inc                    COM       882508104    36867 1066757 SH          Sole      None   1066757
Valmont Inds Inc                    COM       920253101    19212  184077 SH          Sole      None    184077
Wabtec Corp.                        COM       929740108    44526  656442 SH          Sole      None    656442